BIOLOGICAL ASSETS AND INVENTORY (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about biological assets [abstract]
December 31, 2017	$ 0
Production cost capitalized	3,995
Depreciation cost capitalized	724
Biological assets acquired	1,162
Changes in fair value less costs to sell due to biological transformation	19,349
Transferred to inventory upon harvest	(16,790)
December 31, 2018	$ 8,440